Summary of Significant Accounting Policies - Schedule of Expected Useful Lives of Property Plant and Equipment (Details)	Dec. 31, 2024
Building [Member]
Property Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Computer software [Member]
Property Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Leasehold Improvements [Member]
Property Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Over the shorter of the lease term or expected useful lives
Motor Vehicles [Member]
Property Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Minimum [Member] | Office Equipment [Member]
Property Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Minimum [Member] | Mechanical Equipment [Member]
Property Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Maximum [Member] | Office Equipment [Member]
Property Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Maximum [Member] | Mechanical Equipment [Member]
Property Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years